================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.____________                               [ ]

      Post-Effective Amendment No. 68 (File No. 333-79311)                  [X]

                                     and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                   Amendment No. 75 (File No. 811-07355)                    [X]

                        (Check appropriate box or boxes)

                        RIVERSOURCE VARIABLE ACCOUNT 10
                   (previously IDS LIFE VARIABLE ACCOUNT 10)
                           (Exact Name of Registrant)

                       RiverSource Life Insurance Company
                    (previously IDS Life Insurance Company)
                              (Name of Depositor)

            70100 Ameriprise Financial Center, Minneapolis, MN 55474 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 678-4177

    Dixie Carroll, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[x]  on Oct. 19, 2012 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

The purpose of this Post-Effective Amendment No.68 is to supplement the prospectuses for: RiverSource Retirement Advisor Advantage Plus Variable Annuity, RiverSource Retirement Advisor Select Plus Variable Annuity, RiverSource Retirement Advisor 4 Advantage Variable Annuity, RiverSource Retirement Advisor 4 Select Variable Annuity, RiverSource Retirement Advisor 4 Access Variable Annuity, RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed prior to April 30,2012),RiverSource RAVA 5 Select Variable Annuity(Offered for contract applications signed prior to April 30, 2012)and RiverSource RAVA 5 Access Variable Annuity (Offered for contract applications signed prior to April 30, 2012).

PART A.

The prospectuses for: RiverSource Retirement Advisor Advantage Plus Variable Annuity, RiverSource Retirement Advisor Select Plus Variable Annuity, RiverSource Retirement Advisor 4 Advantage Variable Annuity, RiverSource Retirement Advisor 4 Select Variable Annuity, RiverSource Retirement Advisor 4 Access Variable Annuity, RiverSource RAVA 5 Advantage Variable Annuity (Offered for contract applications signed prior to April 30,2012),RiverSource RAVA 5 Select Variable Annuity(Offered for contract applications signed prior to April 30, 2012)and RiverSource RAVA 5 Access Variable Annuity (Offered for contract applications signed prior to April 30, 2012) filed electronically with Post-Effective Amendment No.66 to Registration Statement No. 333-79311 filed on or about April 20, 2012 are incorporated by reference to this Post-Effective Amendment No. 68.

                                  Prospectus Supplement dated Oct. 19, 2012*
                                                                   ------------------------------------------
                                                                                 PROSPECTUS FORM #
                                                                   ------------------------------------------
  PRODUCT NAME                                                       NATIONAL              NEW YORK
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RAVA 5 ADVANTAGE(R) VARIABLE ANNUITY/RAVA 5            140463 D (4/12)       140464 D (4/12)
  SELECT(R) VARIABLE ANNUITY/RAVA 5 ACCESS(R) VARIABLE ANNUITY
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(R) VARIABLE             S-6503 K (4/12)       S-6504 K (4/12)
  ANNUITY/RETIREMENT ADVISOR 4 SELECT(R) VARIABLE
  ANNUITY/RETIREMENT ADVISOR 4 ACCESS(R) VARIABLE ANNUITY
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS(R) VARIABLE          S-6273 R (4/12)       S-6362 M (4/12)
  ANNUITY/RETIREMENT ADVISOR SELECT PLUS(R) VARIABLE ANNUITY
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) BUILDER SELECT VARIABLE ANNUITY                     45303 N (4/12)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY                  45307 N (4/12)        274320 H (4/12)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY                 45304 N (4/12)        45313 T (4/12)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) SIGNATURE ONE SELECT VARIABLE ANNUITY               45301 N (4/12)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY                   45300 N (4/12)
-------------------------------------------------------------------------------------------------------------


The information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus.

I. THIS SECTION APPLIES TO RIVERSOURCE BUILDER SELECT VARIABLE ANNUITY, RIVERSOURCE FLEXCHOICE SELECT VARIABLE ANNUITY, RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY, RIVERSOURCE SIGNATURE ONE SELECT VARIABLE ANNUITY AND RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY CONTRACT APPLICATIONS SIGNED ON OR AFTER MAY 3, 2010 AND IT APPLIES TO RIVERSOURCE RAVA 5 ADVANTAGE VARIABLE ANNUITY / RAVA 5 SELECT VARIABLE ANNUITY / RAVA 5 ACCESS VARIABLE ANNUITY CONTRACT APPLICATIONS SIGNED PRIOR TO NOV. 14, 2011.

FOR CONTRACTS WITH ACCUMULATION PROTECTOR BENEFIT RIDER, IF WE RECEIVE YOUR REQUEST FOR THE ELECTIVE STEP UP OR THE ELECTIVE SPOUSAL CONTINUATION STEP UP ON OR AFTER OCT. 20, 2012, A FEE OF 1.75% WILL APPLY TO YOUR RIDER. YOU CAN REQUEST THE ELECTIVE STEP UP ONLY ONCE PER CONTRACT YEAR, WITHIN THIRTY DAYS FOLLOWING EACH CONTRACT ANNIVERSARY, BUT PRIOR TO THE BENEFIT DATE.

The following changes are made to the prospectus:

IN THE "OPTIONAL LIVING BENEFIT CHARGES -- ACCUMULATION PROTECTOR BENEFIT RIDER FEE" SECTION OF THE PROSPECTUS, THE LAST THREE PARAGRAPHS ARE REPLACED WITH THE
FOLLOWING:

We will not change the Accumulation Protector Benefit rider fee in effect on your contract after the rider effective date unless:

(a) you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b) you change your Portfolio Navigator program (PN program) investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.

If you change your PN program investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your investment option. Currently, we waive our right to increase the rider fee if you change your PN program investment option.

If we receive your request for the elective step up or the elective spousal continuation step up on or after Oct. 20, 2012, your rider fee will increase to 1.75%. This charge will be based on the greater of your contract value or the Minimum Contract Accumulation Value (MCAV) on your contract anniversary. We will calculate an average rider fee, for that year only, that reflects the various different fees that were in effect during the contract year, adjusted for the number of calendar days each fee was in effect.

The fee does not apply after the annuitization start date.

II. THIS SECTION APPLIES TO RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE VARIABLE ANNUITY, RIVERSOURCE RETIREMENT ADVISOR 4 SELECT VARIABLE ANNUITY, RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS VARIABLE ANNUITY, RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS VARIABLE ANNUITY AND RIVERSOURCE RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY.

FOR CONTRACTS WITH ACCUMULATION BENEFIT RIDER, IF WE RECEIVE YOUR REQUEST FOR THE ELECTIVE STEP UP OR THE ELECTIVE SPOUSAL CONTINUATION STEP UP ON OR AFTER OCT. 20, 2012, A FEE OF 1.75% WILL APPLY TO YOUR RIDER. YOU CAN REQUEST THE ELECTIVE STEP UP ONLY ONCE PER CONTRACT YEAR, WITHIN THIRTY DAYS FOLLOWING EACH CONTRACT ANNIVERSARY, BUT PRIOR TO THE BENEFIT DATE.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------
140463-10 A (10/12)

* Valid until next prospectus update.

The following changes are made to the prospectus:

IN THE "OPTIONAL LIVING BENEFIT CHARGES -- ACCUMULATION BENEFIT RIDER FEE" SECTION OF THE PROSPECTUS, THE LAST FOUR PARAGRAPHS ARE REPLACED WITH THE
FOLLOWING:

We will not change the Accumulation Benefit rider fee in effect on your contract after the rider effective date unless:

(a) you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b) you change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.

If you change your PN program investment option after we have exercised our right to increase the rider fee as described above, the increase in fees we charge for this rider will become effective on the contract anniversary following your change of investment option. Any investment option changes on the contract anniversary will have the new fee effective on that contract anniversary. Also, in the event you change your investment option twice in the same contract year (see "Portfolio Navigator Program"), the fee for this rider will be the greatest fee applicable to any investment option which you have selected during the contract year. Currently, we waive our right to increase the rider fee if you change your PN program investment option.

If we receive your request for the elective step up or the elective spousal continuation step up on or after Oct. 20, 2012, your rider fee will increase to 1.75%. This charge will be based on the greater of your contract value or the Minimum Contract Accumulation Value (MCAV) on your contract anniversary. You will be charged for the entire contract year at the new rate.

The fee does not apply after annuity payouts begin.

140463-10 A (10/12)

PART B.

The combined Statement of Additional Information and Financial
Statements for RiverSource Variable Account 10 dated April 30, 2012 filed electronically as Part B to Post-Effective Amendment No. 66 to Registration Statement No.333-79311 on or about April 20, 2012, is incorporated by reference to this Post-Effective Amendment No. 68.


PART C.

Item 24. Financial Statements and Exhibits

(a)  Financial statements included in Part B of this Registration Statement:

     The audited financial statements of the RiverSource Variable Account 10 including:

     Reports of Independent Registered Public Accounting Firm dated April 20, 2012 and April 22, 2011.

     Statements of Assets and Liabilities for the year ended Dec. 31, 2011.

     Statements of Operations for the year ended Dec. 31, 2011.

     Statements of Changes and Net Assets for the years ended Dec. 31, 2011 and 2010.

     Notes to Financial Statements.

     The audited financial statements of the RiverSource Life Insurance Company including:

     Reports of Independent Registered Public Accounting Firms dated Feb. 24, 2012 and Feb. 23, 2011.

     Consolidated Balance Sheets as of Dec. 31, 2011 and 2010.

     Consolidated Statements of Income for the years ended Dec. 31, 2011, 2010 and 2009.

     Consolidated Statements of Cash Flows for the years ended Dec. 31, 2011, 2010 and 2009.

     Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2011, 2010 and 2009.

     Notes to Consolidated Financial Statements.

(b)  Exhibits:

1.1 Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2 Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.4 Resolution of the Board of Directors of IDS Life Insurance Company establishing 12 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.5 Resolution of the Board of Directors of IDS Life Insurance Company establishing 69 additional subaccounts within the separate account, filed electronically as Exhibit 1.5 to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.6 Resolution of the Board of Directors of IDS Life Insurance Company establishing 112 additional subaccounts within the separate account, dated Feb. 11, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.7 Resolution of the Board of Directors of IDS Life Insurance Company establishing 3 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.7 to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.8 Resolution of the Board of Directors of IDS Life Insurance Company establishing 8 additional subaccounts within the separate account, dated January 6, 2004, filed electronically as Exhibit 1.8 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

1.9 Resolution of the Board of Directors of IDS Life Insurance Company establishing 6 additional subaccounts within the separate account, dated August 12, 2004 filed electronically as Exhibit 1.9 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.10 Resolution of the Board of Directors of IDS Life Insurance Company establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.10 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.11 Resolution of the Board of Directors establishing 18 additional subaccounts within the separate accounts dated April 12, 2006 filed electronically as Exhibit 1.11 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

1.12 Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

1.13 Resolution of the Board of Directors of RiverSource Life Insurance Company establishing 988 additional subaccounts within the separate accounts dated April 6, 2011 filed electronically as Exhibit 1.13 to Post-Effective Amendment No.64 to Registration Statement No. 333-79311 is incorporated by reference.

1.14 Resolution of the Board of Directors of RiverSource Life Insurance Company establishing 399 additional subaccounts within the separate accounts dated

     April 6, 2012 filed electronically as Exhibit 1.14 to Post-Effective Amendment No.66 to Registration Statement No. 333-79311 is incorporated by reference.

2.   Not applicable.

3. Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31043) filed electronically as Exhibit 4.1 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for tax qualified contracts (form 31044) filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.3 Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.4 Form of Deferred Annuity Contract for non-qualified contracts (form 31046) filed electronically as Exhibit 4.4 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5 Form of Deferred Annuity Contract for tax qualified contracts (form 31047) filed electronically as Exhibit 4.5 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6 Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.7 Form of TSA Endorsement (form 31049), filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

4.8 Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.8 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311,is incorporated herein by reference.

4.9  Form of Enhanced Earnings Death Benefit Rider, filed electronically as
     Exhibit 4.9 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.10 Form of Enhanced Earnings Plus Death Benefit Rider, filed electronically as Exhibit 4.10 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.11 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 131061) filed electronically as Exhibit 4.11 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.12 Form of Roth IRA Annuity Endorsement (form 131062) filed electronically as
     Exhibit 4.12 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.13 Form of SIMPLE IRA Annuity Endorsement (form 131063) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.14 Form of Deferred Annuity Contract for non-qualified contracts (form 131041) filed electronically as Exhibit 4.14 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.15 Form of Deferred Annuity Contract for Retirement Advisor Advantage Plus (form 1043 A) filed electronically as Exhibit 4.15 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.16 Form of Deferred Annuity Contract for Retirement Advisor Select Plus (form 131041 A) filed electronically as Exhibit 4.16 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.17 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Advantage Variable Annuity (form 131101), filed electronically as Exhibit
     4.17 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.18 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Select Variable Annuity (form 131102), filed electronically as Exhibit 4.18 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.19 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Access Variable Annuity (form 131103), filed electronically as Exhibit 4.19 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.20 Form of TSA Endorsement (form 131068), filed electronically as Exhibit
     4.17 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.21 Form of Return of Purchase Payments Rider (form 131072), filed electronically as Exhibit 4.18 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.22 Form of Maximum Anniversary Value Death Benefit Rider (form 131031), filed electronically as Exhibit 4.19 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.23 Form of 5-Year Maximum Anniversary Value Death Benefit Rider (form 131071), filed electronically as Exhibit 4.20 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.24 Form of Enhanced Earnings Death Benefit Rider (form 131032 A), filed electronically as Exhibit 4.21 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.25 Form of Enhanced Earnings Plus Death Benefit Rider (form 131033 A), filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.26 Form of 401 (a) Annuity Endorsement (form 131069), filed electronically as
     Exhibit 4.23 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.27 Form of Guarantee Period Accounts Rider filed electronically as Exhibit
     4.24 to Post-Effective Amendment No. 25 to Registration Statement No. 333-79311, filed on or about June 2, 2004, is incorporated by reference.

4.28 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 131034) filed electronically as Exhibit 4.25 to Post-Effective Amendment No. 29 to Registration Statement No. 333-79311, filed on or about Oct. 21, 2004, is incorporated by reference.

4.29 Form of Guaranteed Minimum Accumulation Benefit Rider (GMAB) (form 131035) filed electronically as Exhibit 4.29 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

4.30 Form of Portfolio Navigator Model Portfolio Rider (form 131070C) filed electronically as Exhibit 4.30 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

4.31 Form of Guaranteed Minimum Lifetime Withdrawal Benefit Rider (Withdrawal Benefit for Life), filed electronically as Exhibit 4.31 to Post-Effective Amendment No. 40 to Registration Statement No. 333-79311, filed on or about June 5, 2006, is incorporated by reference.

4.32 Copy of Company name change endorsement (form 131115) for RiverSource Life Insurance Company, filed electronically as Exhibit 4.32 to Registrant's Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 filed on or about Jan. 2, 2007, is incorporated by reference.

4.33 Form of SecureSource Joint Life rider filed electronically as Exhibit 4.33 to Registrant's Post-Effective Amendment No. 44 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.34 Form of SecureSource Single Life rider filed electronically as Exhibit
     4.34 to Registrant's Post-Effective Amendment No. 44 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.35 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 131034-E) filed electronically as Exhibit 4.35 to Registrant's Post-Effective Amendment No. 47 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.36 Form of Deferred Annuity Contract for RAVA 5 Advantage and data pages filed electronically as Exhibit 4.36 to Registrant's Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.37 Form of Deferred Annuity Contract for RAVA 5 Select and data pages filed electronically as Exhibit 4.37 to Registrant's Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.38 Form of Deferred Annuity Contract for RAVA 5 Access and data pages filed electronically as Exhibit 4.38 to Registrant's Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.39 Form of Guarantee Period Accounts Endorsement (form 411272) filed electronically as Exhibit 4.56 to RiverSource Variable Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.40 Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed electronically as Exhibit 4.57 to Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.41 Form of 5-Year Maximum Anniversary Value Death Benefit Rider filed electronically as Exhibit 4.41 to Registrant's Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.42 Form of 5% Accumulation Death Benefit Rider (form 411279) filed electronically as Exhibit 4.58 to RiverSource Variable Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.43 Form of Enhanced Death Benefit Rider (form 411280) filed electronically as
     Exhibit 4.59 to RiverSource Variable Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.44 Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed electronically as Exhibit 4.60 to RiverSource Variable Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.45 Form of Benefit Protector(SM) Death Benefit Rider (form 411281) filed electronically as Exhibit 4.61 to RiverSource Variable Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.46 Form of Benefit Protector(SM) Plus Death Benefit Rider (form 411282) filed electronically as Exhibit 4.62 to RiverSource Variable Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.47 Form of Guaranteed Minimum Accumulation Benefit Rider (form 411283) filed electronically as Exhibit 4.63 to RiverSource Variable Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.48 Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages 2 Rider filed electronically as Exhibit 4.48 to Registrant's Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.49 Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages 2 Rider filed electronically as Exhibit 4.49 to Registrant's Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

5. Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2 Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

6.3 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

7.   Not applicable.

8.1 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h) (1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.2 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)
     (20) to Post-Effective Amendment No. 28 to Registration Statement No.

     333-69777is incorporated herein by reference.

8.3 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.4 Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.5 Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.6 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.7 Copy of Fund Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.8 Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.9  Copy of Evergreen Variable Annuity Trust Amended and Restated
     Participation Agreement dated June 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h) (6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.10 Copy of Amended and Restated Fund Participation Agreement dated
     January 1, 2007,among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2's Post-Effective

     Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.11 Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

8.12 Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post Effective Amendment No.28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.13 Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.14 Copy of Amended and Restated Participation Agreement by and among IDS Life Insurance Company, American Enterprise Life Insurance Company, Ameriprise Financial Services, Inc., Lazard Asset Management Securities LLC, and Lazard Retirement Series, Inc., dated Oct. 16, 2006, filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.15 Copy of Fund Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.16 Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.17 Copy of Participation Agreement Among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.18 Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.19 Copy of Amended and Restated Fund Participation Agreement dated March
     30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.4 to RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.20 Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.21 Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h)(15) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.22 Copy of Amended and Restated Fund Participation Agreement dated Jan.
     1, 2007, among RiverSource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as
     Exhibit 8.2 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.23 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit
     8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.24 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and RiverSource Life Insurance Company, dated Jan. 1, 2007, filed electronically as Exhibit 8.24 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.25 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.24 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.26 Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.27 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.28 Copy of Fund Participation Agreement dated April 2, 2007, RiverSource
     Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.11 to RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.29 Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company and Wells Fargo Funds Distributors, LLC dated Jan. 1, 2007, filed electronically as Exhibit 8.29 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.30 Copy of Fund Participation Agreement dated April 24, 2009, by and among RiverSource Life Insurance Company, JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J. P. Morgan Investment Management Inc. and JPMorgan Funds Management, Inc., filed electronically as Exhibit 8.30 to Post-Effective Amendment No. 58 to Registration Statement No. 333-79311 is incorporated by reference.

8.31 Copy of Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, BlackRock Variable Series Funds, Inc. and BlackRock Investments filed electronically as Exhibit 8.3 to RiverSource Variable Account 10's Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

8.32 Copy of Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as Exhibit 8.5 to RiverSource Variable Account 10's Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10.1 Consents of Independent Registered Public Accounting Firms for RiverSource Retirement Advisor Advantage Plus Variable Annuity/RiverSource Retirement Advisor Select Plus Variable annuity are filed electronically herewith.

10.2 Consents of Independent Registered Public Accounting Firms for RiverSource Retirement Advisor 4 Advantage Variable Annuity/RiverSource Retirement Advisor 4 Select Variable Annuity/ RiverSource Retirement Advisor 4 Access Variable annuity are filed electronically herewith.

10.3 Consents of Independent Registered Public Accounting Firms for RiverSource RAVA 5 Advantage Variable Annuity/ RiverSource RAVA 5 Select Variable Annuity/RiverSource RAVA 5 Access Variable Annuity (offered for contract applications signed prior to April 30, 2012)are filed electronically herewith.

11.  None

12.  Not applicable.

13. Power of Attorney to sign Amendment to this Registration Statement dated March 20, 2012, filed electronically as Exhibit 13 to Post-Effective Amendment No. 66 to Registration Statement No. 333-79311 is incorporated by reference.

14.  Not applicable.

Item 25.
Directors and Officers of the Depositor RiverSource Life Insurance Company

                                                                                Position and Offices
Name                  Principal Business Address*                                 With Depositor
-------------------  -----------------------------  --------------------------------------------------------------------
John R. Woerner                                     Chairman of the Board and President

Gumer C. Alvero                                     Director and Executive Vice President - Annuities

Richard N. Bush                                     Senior Vice President - Corporate Tax

Bimal Gandhi                                        Senior Vice President - Strategic Transformation

Steve M. Gathje                                     Director, Senior Vice President And Chief Actuary

James L. Hamalainen                                 Senior Vice President - Investments

Brian J. McGrane                                    Director, Executive Vice President and Chief Financial Officer

Thomas R. Moore                                     Secretary

Bridget M. Sperl                                    Director and Executive Vice President - Client Service

Jon Stenberg                                        Director and Executive Vice President - Life & Disability Insurance

William F. Truscott                                 Director

* The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.


Item 26.

SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.             02/13/2012

Parent Company                                                      Incorp State
--------------                                                      ------------
Ameriprise Financial, Inc.                                          DE

Subsidiary Name                                                     Incorp State
---------------                                                     ------------
Ameriprise Advisor Capital, LLC                                     DE
Ameriprise Bank, FSB                                                NY
Ameriprise Capital Trust I                                          DE
Ameriprise Capital Trust II                                         DE
Ameriprise Capital Trust III                                        DE
Ameriprise Capital Trust IV                                         DE
Ameriprise Captive Insurance Company                                VT
Ameriprise Certificate Company                                      DE
      Investors Syndicate Development Corporation                   NV
Ameriprise Holdings, Inc.                                           DE
Ameriprise India Private Limited                                    India
      Ameriprise India Insurance Brokers Services Private Limited*  India
Ameriprise Trust Company                                            MN
AMPF Holding Corporation                                            MI
      American Enterprise Investment Services Inc.**                MN
      Ameriprise Financial Services, Inc.**                         DE
      AMPF Property Corporation                                     MI
      AMPF Realty Corporation                                       MI
Columbia Management Investment Advisers, LLC                        MN
      Advisory Capital Strategies Group Inc.                        MN
      Columbia Wanger Asset Management, LLC                         DE
      GA Legacy, LLC                                                DE
      J.& W. Seligman & Co. Incorporated                            DE
            Columbia Management Investment Distributors, Inc.**     NY
            Columbia Research Partners LLC                          DE
            Seligman Focus Partners LLC                             DE
            Seligman Global Technology Partners LLC                 DE
            Seligman Health Partners LLC                            DE
            Seligman Health Plus Partners LLC                       DE
            Seligman Partners LLC                                   DE
      RiverSource CDO Seed Investment, LLC                          MN
      WAM Acquisition GP, Inc.                                      DE
Columbia Management Investment Services Corp.                       MN
IDS Management Corporation                                          MN
      IDS Futures Corporation                                       MN
IDS Property Casualty Insurance Company                             WI
      Ameriprise Auto & Home Insurance Agency, Inc.                 WI
      Ameriprise Insurance Company                                  WI
RiverSource Distributors, Inc.**                                    DE
RiverSource Life Insurance Company                                  MN
      RiverSource Life Insurance Co. of New York                    NY
            RiverSource NY REO, LLC                                 NY
      RiverSource REO 1, LLC                                        MN
      RiverSource Tax Advantaged Investments, Inc.                  DE
            AEXP Affordable Housing Porfolio LLC                    DE
Threadneedle Asset Management Holdings Sarl                         Luxembourg
      (See separate Threadneedle subsidiary list.)

* This entity has three shareholders: Ameriprise Financial, Inc. (19%), Ameriprise India Private Limited (7%), and personally owned by T.D. Chadrasekhar (74%) as required by India law.

**    Registered Broker-Dealer

Item 27. Number of Contract owners

       As of Aug. 31, 2012 there were 200,982 non-qualified contract owners and 467,679 qualified contract owners.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter RiverSource Distributors Inc.


PRINCIPAL UNDERWRITERS.

RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Annuity Account 1
RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Account 10
RiverSource Account SBS
RiverSource MVA Account
RiverSource Account MGA
RiverSource Account for Smith Barney
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 1
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 7
RiverSource of New York Account 8

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal    Positions and Offices
Business Address*     with Underwriter
-------------------   ----------------------------------
Lynn Abbott           President

Gumer C. Alvero       Director and Vice President

Thomas R. Moore       Secretary

Jon Stenberg          Director

David K. Stewart      Chief Financial Officer

William F. Truscott   Chairman of the Board and
                      Chief Executive officer

John R. Woerner       Vice President

*     Business address is: 50611 Ameriprise Financial Center, Minneapolis,
      MN 55474


     (c) RiverSource Distributors Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

NAME OF
PRINCIPAL          NET UNDERWRITING
UNDERWRITER          DISCOUNTS AND          COMPENSATION ON       BROKERAGE
COMPENSATION          COMMISSIONS              REDEMPTION        COMMISSIONS
------------       ----------------         ---------------      -----------
RiverSource
None
Distributors,Inc.  $ 411,317,776                 None                None

Item 30. Location of Accounts and Records

         RiverSource Life Insurance Company
         70100 Ameriprise Financial Center
         Minneapolis, MN 55474

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 9th day of October 2012.

                                        RIVERSOURCE VARIABLE ACCOUNT 10
                                         (Registrant)

                                        By RiverSource Life Insurance Company
                                         (Sponsor)

                                        By /s/ John R. Woerner*
                                           ----------------------------------
                                           John R. Woerner
                                           Chairman of the Board and President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 9th day of October, 2012.

Signature                               Title

/s/ Gumer C. Alvero*                    Director and Executive Vice
-------------------------------------     President - Annuities
Gumer C. Alvero

/s/  Richard N. Bush*                   Senior Vice President - Corporate Tax
-------------------------------------
Richard N. Bush

/s/ Bimal Gandhi*                       Senior Vice President - Strategic
-------------------------------------     Transformation
Bimal Gandhi

/s/ Steve M. Gathje*                    Director, Senior Vice President and
-------------------------------------     Chief Actuary
Steve M. Gathje

/s/ James L. Hamalainen*                Director, Senior Vice President -
-------------------------------------     Investments
James L. Hamalainen

Signature                               Title

/s/ Brian J. McGrane*                   Director, Executive Vice President
-------------------------------------     and Chief Financial Officer
Brian J. McGrane

/s/ Bridget M. Sperl*                   Director and Executive Vice President
-------------------------------------     Client Services
Bridget M. Sperl

/s/ Jon Stenberg*                       Director and Executive Vice President -
-------------------------------------     Life and Disability Insurance
Jon Stenberg

/s/  William F. Truscott*               Director
-------------------------------------
William F. Truscott

/s/  John R. Woerner*                   Chairman of the Board and President
-------------------------------------
John R. Woerner

----------
* Signed pursuant to Power of Attorney dated March 20, 2012 filed electronically as Exhibit 13 to Post-Effective Amendment No.66 to Registration Statement No. 333-79311 on or about April 20, 2012, by:

/s/ Dixie Carroll
-------------------------------------
Dixie Carroll
Assistant General Counsel and
Assistant Secretary

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 68 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

     The Prospectuses for:

          RiverSource Retirement Advisor Advantage Plus Variable Annuity RiverSource Retirement Advisor Select Plus Variable Annuity RiverSource Retirement Advisor 4 Advantage Variable Annuity RiverSource Retirement Advisor 4 Select Variable Annuity
          RiverSource Retirement Advisor 4 Access Variable Annuity
          RiverSource RAVA 5 Advantage Variable Annuity
          (Offered for contract applications signed prior to April 30, 2012) RiverSource RAVA 5 Select Variable Annuity
          (Offered for contract applications signed prior to April 30, 2012) RiverSource RAVA 5 Access Variable Annuity
          (Offered for contract applications signed prior to April 30, 2012) filed electronically with Post-Effective Amendment No.66 to Registration Statement No. 333-79311 filed on or about April 20, 2012 are incorporated by reference to this Post-Effective Amendment No. 68.

Supplement

PART B.

The combined Statement of Additional Information and Financial Statements for RiverSource Variable Account 10 dated April 30, 2012 filed electronically as Part B to Post-Effective Amendment No. 66 to Registration Statement No.333-79311 on or about April 20, 2012, is incorporated by reference to this Post-Effective Amendment No. 68.

Part C.

     Other Information.

     The signatures.

     Exhibits.

                                 Exhibit Index

9. Opinion of counsel and consent to its use as to the legality of the securities being registered.

10.1 - 10.3 Consents of Independent Registered Public Accounting Firms.